Commitments and Contingencies - Additional Information (Detail) (Maximum [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Maximum [Member]
Other Contingencies And Commitments [Line Items]
Future additional payments	$ 4,000